Note 7 - Pension, Post-Retirement and Post-Employment Plans (Details) - Fair Value Measurement of Plan Assets Using Significant Unobservable Inputs (Level 3) (USD $)
In Thousands, unless otherwise specified
	9 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2013	Oct. 31, 2013	Dec. 31, 2012
Note 7 - Pension, Post-Retirement and Post-Employment Plans (Details) - Fair Value Measurement of Plan Assets Using Significant Unobservable Inputs (Level 3) [Line Items]
Plan assets	$ 215,113		$ 182,279
Fair Value, Inputs, Level 3 [Member]
Note 7 - Pension, Post-Retirement and Post-Employment Plans (Details) - Fair Value Measurement of Plan Assets Using Significant Unobservable Inputs (Level 3) [Line Items]
Plan assets		5,376	5,298
Acquisitions	5,424
Unrealized gains relating to instruments still held in the reporting period	115	293	342
Sales	(5,539)	(245)	(264)
Plan assets		$ 5,424	$ 5,376